Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
DEPOSITS

NOTE 6 - DEPOSITS

Aggregate time deposits in denominations of $250,000 or more were $92,527,000 and $63,982,000 at December 31, 2017 and 2016, respectively.

At December 31, 2017, the scheduled maturities of time deposits are as follows (in thousands):

2018	$185,752
2019	71,222
2020	27,584
2021	17,380
2022	18,217
Thereafter	139
$320,294